Financial assets at amortised cost (Tables)	6 Months Ended
Jun. 30, 2021
Financial asset at amortised cost.
Schedule of financial assets at amortised cost
Half-year to 30 June 2021

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

Loans and advances to banks
At 1 January 2021	10,752	—	—	—	10,752	6	—	—	—	6
Exchange and other adjustments	(139)	—	—	—	(139)	—	—	—	—	—
Additions (repayments)	201	—	—	—	201	2	—	—	—	2
Other changes in credit quality						(5)	—	—	—	(5)
Credit to the income statement						(3)	—	—	—	(3)
At 30 June 2021	10,814	—	—	—	10,814	3	—	—	—	3
Allowance for impairment losses	(3)	—	—	—	(3)
Net carrying amount	10,811	—	—	—	10,811

Loans and advances to customers
At 1 January 2021	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760
Exchange and other adjustments[1]	(1,953)	(24)	(80)	51	(2,006)	1	(2)	97	67	163
Transfers to Stage 1	11,183	(11,175)	(8)		—	362	(360)	(2)		—
Transfers to Stage 2	(10,922)	11,371	(449)		—	(66)	158	(92)		—
Transfers to Stage 3	(334)	(1,229)	1,563		—	(9)	(175)	184		—
Impact of transfers between stages	(73)	(1,033)	1,106		—	(261)	257	164		160
						26	(120)	254		160
Other changes in credit quality						(143)	(234)	31	(89)	(435)
Additions (repayments)	9,007	(4,568)	(801)	(663)	2,975	(65)	(176)	(73)	(36)	(350)
Methodology and model changes						(5)	8	—	—	3
(Credit) charge to the income statement						(187)	(522)	212	(125)	(622)
Advances written off			(603)	(13)	(616)			(603)	(13)	(616)
Recoveries of advances written off in previous years			72	—	72			72	—	72
Discount unwind								(85)	—	(85)
At 30 June 2021	440,924	46,034	6,184	11,886	505,028	1,186	1,621	1,675	190	4,672
Allowance for impairment losses	(1,186)	(1,621)	(1,675)	(190)	(4,672)
Net carrying amount	439,738	44,413	4,509	11,696	500,356
[1]Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 12: Financial assets at amortised cost (continued)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Debt securities
At 1 January 2021	5,406	—	2	—	5,408	1	—	2	—	3
Exchange and other adjustments	(47)	—	—	—	(47)	—	—	—	—	—
Additions (repayments)	(350)	—	—	—	(350)	—	—	—	—	—
Charge to the income statement						—	—	—	—	—
At 30 June 2021	5,009	—	2	—	5,011	1	—	2	—	3
Allowance for impairment losses	(1)	—	(2)	—	(3)
Net carrying amount	5,008	—	—	—	5,008
Total financial assets at amortised cost	455,557	44,413	4,509	11,696	516,175
Year ended 31 December 2020

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

Loans and advances to banks
At 1 January 2020	9,777	—	—	—	9,777	2	—	—	—	2
Exchange and other adjustments	50	—	—	—	50	(1)	—	—	—	(1)
Additions (repayments)	925	—	—	—	925	—	—	—	—	—
Charge to the income statement						5	—	—	—	5
At 31 December 2020	10,752	—	—	—	10,752	6	—	—	—	6
Allowance for impairment losses	(6)	—	—	—	(6)
Net carrying amount	10,746	—	—	—	10,746

Loans and advances to customers
At 1 January 2020	449,975	28,543	6,015	13,714	498,247	675	995	1,447	142	3,259
Exchange and other adjustments1	1,308	(59)	(422)	(8)	819	—	(1)	54	21	74
Transfers to Stage 1	4,972	(4,956)	(16)		—	146	(143)	(3)		—
Transfers to Stage 2	(28,855)	29,467	(612)		—	(218)	268	(50)		—
Transfers to Stage 3	(1,633)	(2,031)	3,664		—	(9)	(156)	165		—
Impact of transfers between stages	(25,516)	22,480	3,036		—	(85)	883	569		1,367
						(166)	852	681		1,367
Other changes in credit quality						857	(16)	1,196	167	2,204
Additions (repayments)	8,176	695	(802)	(1,156)	6,913	50	145	(38)	(30)	127
Methodology and model changes						(44)	170	26	—	152
Charge to the income statement						697	1,151	1,865	137	3,850
Advances written off			(1,587)	(39)	(1,626)			(1,587)	(39)	(1,626)
Recoveries of advances written off in previous years			250	—	250			250	—	250
Discount unwind								(47)	—	(47)
At 31 December 2020	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760
Allowance for impairment losses	(1,372)	(2,145)	(1,982)	(261)	(5,760)
Net carrying amount	432,571	49,514	4,508	12,250	498,843
[1]Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets. Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 12: Financial assets at amortised cost (continued)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

Debt securities
At 1 January 2020	5,544	—	3	—	5,547	—	—	3	—	3
Exchange and other adjustments	(21)	—	—	—	(21)	—	—	—	—	—
Additions (repayments)	(117)	—	—	—	(117)	—	—	—	—	—
Charge to the income statement						1	—	—	—	1
Financial assets that have been written off during the year			(1)	—	(1)			(1)	—	(1)
At 31 December 2020	5,406	—	2	—	5,408	1	—	2	—	3
Allowance for impairment losses	(1)	—	(2)	—	(3)
Net carrying amount	5,405	—	—	—	5,405
Total financial assets at amortised cost	448,722	49,514	4,508	12,250	514,994

Schedule of retail mortgages
Movements in UK retail mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK retail mortgages
At 1 January 2021	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Exchange and other adjustments[1]	—	—	—	51	51	—	—	—	67	67
Transfers to Stage 1	3,745	(3,742)	(3)		—	26	(26)	—		—
Transfers to Stage 2	(6,554)	6,847	(293)		—	(7)	26	(19)		—
Transfers to Stage 3	(28)	(666)	694		—	—	(29)	29		—
Impact of transfers between stages	(2,837)	2,439	398		—	(20)	62	26		68
						(1)	33	36		68
Other changes in credit quality						13	(65)	(31)	(89)	(172)
Additions (repayments)	13,960	(1,687)	(322)	(663)	11,288	8	(25)	(20)	(36)	(73)
Charge (credit) to the income statement						20	(57)	(15)	(125)	(177)
Advances written off			(16)	(13)	(29)			(16)	(13)	(29)
Recoveries of advances written off in previous years			5	—	5			5	—	5
Discount unwind								10	—	10
At 30 June 2021	262,541	29,770	1,924	11,886	306,121	124	411	175	190	900
Allowance for impairment losses	(124)	(411)	(175)	(190)	(900)
Net carrying amount	262,417	29,359	1,749	11,696	305,221
[1]Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets. Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
Movements in UK retail mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

UK retail mortgages
At 1 January 2020	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Exchange and other adjustments[1]	—	—	—	(8)	(8)	—	—	—	21	21
Transfers to Stage 1	2,418	(2,414)	(4)		—	17	(17)	—		—
Transfers to Stage 2	(16,463)	16,882	(419)		—	(4)	22	(18)		—
Transfers to Stage 3	(199)	(974)	1,173		—	—	(35)	35		—
Impact of transfers between stages	(14,244)	13,494	750		—	(15)	198	66		249
						(2)	168	83		249
Other changes in credit quality						63	(26)	(23)	167	181
Additions (repayments)	8,619	(1,411)	(375)	(1,156)	5,677	14	(15)	(13)	(30)	(44)
Methodology and model changes						6	60	24	—	90
Charge to the income statement						81	187	71	137	476
Advances written off			(37)	(39)	(76)			(37)	(39)	(76)
Recoveries of advances written off in previous years			15	—	15			15	—	15
Discount unwind								20	—	20
At 31 December 2020	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Allowance for impairment losses	(104)	(468)	(191)	(261)	(1,024)
Net carrying amount	251,314	28,550	1,668	12,250	293,782
[1]Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets. Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.

Schedule of undrawn balances
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m

Undrawn balances
At 1 January 2021	212	234	13	—	459
Exchange and other adjustments	(2)	—	—	—	(2)
Transfers to Stage 1	63	(63)	—		—
Transfers to Stage 2	(10)	10	—		—
Transfers to Stage 3	—	(4)	4		—
Impact of transfers between stages	(50)	35	—		(15)
	3	(22)	4		(15)
Other items credited to the income statement	(41)	(33)	(9)	—	(83)
Credit to the income statement	(38)	(55)	(5)	—	(98)
At 30 June 2021	172	179	8	—	359
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m

Undrawn balances
At 1 January 2020	95	77	5	—	177
Exchange and other adjustments	(6)	(1)	—	—	(7)
Transfers to Stage 1	19	(19)	—		—
Transfers to Stage 2	(11)	11	—		—
Transfers to Stage 3	(1)	(6)	7		—
Impact of transfers between stages	(10)	102	10		102
	(3)	88	17		102
Other items charged to the income statement	126	70	(9)	—	187
Charge to the income statement	123	158	8	—	289
At 31 December 2020	212	234	13	—	459

Disclosure of impairment allowances
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m

In respect of:
Loans and advances to banks	3	—	—	—	3
Loans and advances to customers:
UK retail mortgages	124	411	175	190	900
Other	1,062	1,210	1,500	—	3,772
	1,186	1,621	1,675	190	4,672
Debt securities	1	—	2	—	3
Financial assets at amortised cost	1,190	1,621	1,677	190	4,678
Other assets	—	—	21	—	21
Provisions in relation to loan commitments and financial guarantees	172	179	8	—	359
Total	1,362	1,800	1,706	190	5,058
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	—	—	—	3
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m

In respect of:
Loans and advances to banks	6	—	—	—	6
Loans and advances to customers:
UK retail mortgages	104	468	191	261	1,024
Other	1,268	1,677	1,791	—	4,736
	1,372	2,145	1,982	261	5,760
Debt securities	1	—	2	—	3
Financial assets at amortised cost	1,379	2,145	1,984	261	5,769
Other assets	—	—	19	—	19
Provisions in relation to loan commitments and financial guarantees	212	234	13	—	459
Total	1,591	2,379	2,016	261	6,247
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	5	—	—	—	5